UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      CARL C. ICAHN, INDIVIDUAL

Address:   C/O ICAHN ASSOCIATES CORP.
           767 FIFTH AVENUE, SUITE 4700
           NEW YORK, NEW YORK  10153


Form 13F File Number: 028-04333


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   EDWARD E. MATTNER
Title:  ATTORNEY-IN-FACT
Phone:  212-702-4300

Signature,  Place,  and  Date  of  Signing:

/s/ EDWARD E. MATTNER              NEW YORK, NEW YORK                 8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   13

Form 13F Information Table Entry Total:              38

Form 13F Information Table Value Total:  $   10,465,318
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

01    028-04690             HIGH RIVER LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
02    028-02662             BARBERRY CORP.
----  --------------------  ----------------------------------------------------
03    028-12848             ICAHN CAPITAL LP
----  --------------------  ----------------------------------------------------
04    028-04970             HIGH COAST LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
05    028-04460             HIGHCREST INVESTORS LLC
----  --------------------  ----------------------------------------------------
06    028-11469             GASCON PARTNERS
----  --------------------  ----------------------------------------------------
07    028-13260             IEH FM HOLDINGS LLC
----  --------------------  ----------------------------------------------------
08    028-13170             THORNWOOD ASSOCIATES LIMITED PARTNERSHIP
----  --------------------  ----------------------------------------------------
09    028-11143             ICAHN MANAGEMENT L.P.
----  --------------------  ----------------------------------------------------
10    028-13957             IEH ARI HOLDINGS LLC
----  --------------------  ----------------------------------------------------
11    028-12621             CCI ONSHORE LLC
----  --------------------  ----------------------------------------------------
12    028-13955             CABOOSE HOLDING LLC
----  --------------------  ----------------------------------------------------
13                          IEP ENERGY LLC
----  --------------------  ----------------------------------------------------

*** Confidential treatment has been requested for certain accounts of securities reported by this Institutional Investment Manager pursuant to Rule 24b-2 under the Securities Exchange Act of 1934, as amended, and this information has been filed separately with the Commission. This table may also include positions held by public companies controlled by Mr. Icahn. While Mr. Icahn may be deemed to have "investment discretion" over such positions pursuant to Section 13(f) of the Securities Exchange Act of 1934 and Rule 13f-1, Mr. Icahn expressly disclaims having such "investment discretion" over such positions for any other purposes.

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- --------- ------------------- ---------- -------- --------------------
                                                         VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)   PRN AMT   PRN CALL DISCRETION MANAGERS SOLE   SHARED   NONE
---------------------------- --------------- --------- --------- ---------- --- ---- ---------- -------- ---- ---------- ----
AMERICAN RAILCAR INDS INC    COM             02916P103     8,323    307,123 SH       DEFINED                     307,123
AMERICAN RAILCAR INDS INC    COM             02916P103   313,388 11,564,145 SH       DEFINED    10            11,564,145
AMYLIN PHARMACEUTICALS INC   COM             32346108    406,002 14,381,925 SH       DEFINED    3             14,381,925
CVR ENERGY INC               COM             12662P108 1,892,462 71,198,718 SH       DEFINED    13            71,198,718
CHESAPEAKE ENERGY CORP       COM             165167107   186,317 10,017,042 SH       DEFINED    1             10,017,042
CHESAPEAKE ENERGY CORP       COM             165167107   745,268 40,068,160 SH       DEFINED    3             40,086,160
COMMERCIAL METALS CO         COM             201723103    20,177  1,596,255 SH       DEFINED    1              1,596,255
COMMERCIAL METALS CO         COM             201723103    80,707  6,385,020 SH       DEFINED    3              6,385,020
DYNEGY INC DEL               COM             26817G300     2,111  3,608,441 SH       DEFINED    1              3,608,441
DYNEGY INC DEL               COM             26817G300     8,444 14,433,771 SH       DEFINED    3             14,433,771
ENZON PHARMACEUTICALS INC    COM             293904108     8,113  1,180,972 SH       DEFINED    1              1,180,972
ENZON PHARMACEUTICALS INC    COM             293904108    32,453  4,723,891 SH       DEFINED    3              4,723,891
FEDERAL MOGUL CORP           COM             313549404   840,238 76,385,255 SH       DEFINED    7             76,385,255
FOREST LABS INC              COM             345838106   184,479  5,272,335 SH       DEFINED    1              5,272,335
FOREST LABS INC              COM             345838106   737,916 21,089,351 SH       DEFINED    3             21,089,351
HAIN CELESTIAL GROUP INC     COM             405217100    78,493  1,426,112 SH       DEFINED    1              1,426,112
HAIN CELESTIAL GROUP INC     COM             405217100   313,973  5,704,451 SH       DEFINED    3              5,704,451
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   131,598  3,287,491 SH       DEFINED    12             3,287,491
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   162,368  4,056,161 SH       DEFINED    9              4,056,161
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101 1,476,304 36,879,945 SH       DEFINED    4             36,879,945
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   308,941  7,717,749 SH       DEFINED    5              7,717,749
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   645,913 16,135,728 SH       DEFINED    11            16,135,728
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   131,767  3,291,701 SH       DEFINED    2              3,291,701
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   566,176 14,143,786 SH       DEFINED    6             14,143,786
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   204,057  5,097,598 SH       DEFINED    8              5,097,598
ICAHN ENTERPRISES LP         DEPOSITARY UNIT 451100101   108,045  2,699,078 SH       DEFINED                   2,699,078
MENTOR GRAPHICS CORP         COM             587200106    48,361  3,224,057 SH       DEFINED    1              3,224,057
MENTOR GRAPHICS CORP         COM             587200106   193,443 12,896,232 SH       DEFINED    3             12,896,232
MOTRICITY INC                COM             620107102       620  1,000,000 SH       DEFINED    1              1,000,000
MOTRICITY INC                COM             620107102     3,585  5,782,039 SH       DEFINED                   5,782,039
NAVISTAR INTL CORP           NEW COM         63934E108    46,345  1,633,580 SH       DEFINED    1              1,633,580
NAVISTAR INTL CORP           NEW COM         63934E108   185,379  6,534,323 SH       DEFINED    3              6,534,323
OSHKOSH CORP                 COM             688239201    36,308  1,733,054 SH       DEFINED    1              1,733,054
OSHKOSH CORP                 COM             688239201   145,230  6,932,206 SH       DEFINED    3              6,932,206
TAKE-TWO INTERACTIVE SOFTWAR COM             874054109    14,917  1,576,866 SH       DEFINED    1              1,576,866
TAKE-TWO INTERACTIVE SOFTWAR COM             874054109    59,669  6,307,468 SH       DEFINED    3              6,307,468
WEBMD HEALTH CORP            COM             94770V102    27,486  1,340,106 SH       DEFINED    1              1,340,106
WEBMD HEALTH CORP            COM             94770V102   109,942  5,360,419 SH       DEFINED    3              5,360,419


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